Net Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Net Finance Costs
Net finance costs	Notes	€ million 2018	€ million 2017	€ million 2016
Finance costs		(591)	(556)	(584)
Bank loans and overdrafts		(44)	(46)	(67)
Interest on bonds and other loans(a)		(560)	(519)	(501)
Dividends paid on preference shares(b)		—	(4)	(4)
Net gain/(loss) on transactions for which hedge accounting is not applied(c)		13	13	(12)

On foreign exchange derivatives		144	384	(215)
Exchange difference on underlying items		(131)	(371)	203

Finance income		135	157	115
Pensions and similar obligations	4B	(25)	(96)	(94)

Net finance costs before non-underlying items(d)		(481)	(495)	(563)
Premium paid on buyback of preference shares		—	(382)	—

		(481)	(877)	(563)

(a)

Interest on bonds and other loans’ includes the impact of interest rate derivatives that are part of hedge accounting relationships and the related recycling of results from the hedge accounting reserve. Includes an amount of €(15) million (2017: €(26) million) relating to unwinding of discount on deferred consideration for acquisitions and €38 million (2017: €65 million) release of provision for interest on indirect tax cases in Brazil.

(b)	Preference shares were repurchased in 2017.
(c)	For further details of derivatives for which hedge accounting is not applied, please refer to note 16C.
(d)	See note 3 for explanation of non-underlying items.